Leases (Details) - USD ($) $ in Thousands		1 Months Ended
	Mar. 01, 2023	Mar. 29, 2019	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019
Leases [Abstract]
Expire date	February 2026
Lease, description		the Group entered into a lease agreement for factory space located in Yangon, Myanmar that expire in March 2069. The lease for the factory space has a term of 50 years, Kayser Myanmar has the option to extend the lease term for two consecutive 10-year terms on the same terms and conditions as in effect for the initial 50-year period. Kayer Myanmar is obligated under the lease to make monthly lease payment equal to 10 million Myanmar Kyat (equivalent to $4.8 per month as of March 31, 2023)
Prepaid rent						$ 950
Unconditional government subsidy for factory space and dormitories			$ 247		$ 66